Warrants (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares on grant date		$ 0.94
Expected volatility	58.50%
Expected dividends	0.00%	0.00%
Prefunded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares on grant date	$ 3.25
Exercise price	$ 0.01
Expected volatility	50.50%
Expected dividends	0.00%
Expected term (in years)	4 years
Risk-free rate	1.03%